FORM 13F INFORMATION TABLE
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
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Address:   623 Fifth Avenue, 32nd Floor
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           New York, New York  10022
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Form 13F File Number:     028-11708
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Weiss
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     212-756-8045
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Weiss          New York, New York              11/14/07
       ------------------------   ------------------------------  ----------


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                           FORM 13F INFORMATION TABLE


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F INFORMATION TABLE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        29
                                               -------------

Form 13F Information Table Value Total:        505,640

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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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                           FORM 13F INFORMATION TABLE


NAME OF                          TITLE                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER
ISSUER                          OF CLASS          CUSIP   (X $1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
ASCENDIA BRANDS INC            COM              043509108       505  1,122,482 SH          SOLE              1,122,482
BAUER EDDIE HLDGS INC          COM              071625107     7,669    891,702 SH          SOLE                891,702
BEST BUY INC                   COM              086516101     2,301     50,000 SH          SOLE                 50,000
BLOCKBUSTER INC                CL A             093679108    63,254 11,779,125 SH          SOLE             11,779,125
BLOCKBUSTER INC                CL B             093679207    20,072  4,138,510 SH          SOLE              4,138,510
BLUEFLY INC                    COM              096227103    27,652 30,386,297 SH          SOLE             30,386,297
BUCA INC                       COM              117769109     3,244  1,734,612 SH          SOLE              1,734,612
CADBURY SCHWEPPES PLC          ADR              127209302    12,170    261,600 SH          SOLE                261,600
CALLAWAY GOLF CO               COM              131193104    31,502  1,967,634 SH          SOLE              1,967,634
EQUITY MEDIA HLDGS CORP        COM              294725106       451    150,200 SH          SOLE                150,200
EQUITY MEDIA HLDGS CORP        *W EXP 08/26/200 294725114        90    300,000 SH          SOLE                300,000
EQUITY MEDIA HLDGS CORP        UNIT 08/26/2009  294725205     6,001  1,667,000 SH          SOLE              1,667,000
GAIAM INC                      CL A             36268Q103   102,912  4,282,658 SH          SOLE              4,282,658
G-III APPAREL GROUP LTD        COM              36237H101    22,086  1,121,667 SH          SOLE              1,121,667
HOT TOPIC INC                  COM              441339108    23,515  3,152,125 SH          SOLE              3,152,125
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112     1,406  1,925,441 SH          SOLE              1,925,441
JARDEN CORP                    COM              471109108     3,673    118,707 SH          SOLE                118,707
KRAFT FOODS INC                CL A             50075N104     9,835    285,000 SH          SOLE                285,000
LAKES ENTMT INC                COM              51206P109    10,936  1,147,500 SH          SOLE              1,147,500
MULTIMEDIA GAMES INC           COM              625453105    22,213  2,607,203 SH          SOLE              2,607,203
NEW YORK & CO INC              COM              649295102     1,534    251,473 SH          SOLE                251,473
QUIKSILVER INC                 COM              74838C106     6,216    434,700 SH          SOLE                434,700
RENAISSANCE ACQUISITION CORP   UNIT 01/28/2011  75966C206     9,702  1,540,000 SH          SOLE              1,540,000
REVLON INC                     CL A             761525500     6,387  5,553,714 SH          SOLE              5,553,714
RUSS BERRIE & CO               COM              782233100    73,916  4,399,733 SH          SOLE              4,399,733
SKECHERS U S A INC             CL A             830566105     5,932    268,411 SH          SOLE                268,411
SPECTRUM BRANDS INC            COM              84762L105    15,756  2,716,495 SH          SOLE              2,716,495
SUMMER INFANT INC              COM              865646103     5,775  1,250,000 SH          SOLE              1,250,000
WET SEAL INC                   CL A             961840105     8,935  2,308,809 SH          SOLE              2,308,809